Supplementary Information to the Statements of Comprehensive Income	12 Months Ended
Dec. 31, 2019
Supplementary Information to the Statements of Comprehensive Income [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

NOTE 15:- SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

a.	Research and development expenses, net of participations:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Clinical trial phase 3	-	53,678	52,825	15,286
Materials and subcontractors	3,797	12,287	5,946	1,720
Salaries and related expenses	3,695	4,214	5,384	1,558
Share-based payment	388	119	1,907	552
Patent registration fees	322	399	278	80
Rentals and maintenance of laboratory	610	1,028	970	281
Revaluation of the liability with respect to the IIA grants	10,300	-	-	-
Depreciation	311	195	1,293	374
Other	-	136	42	12

	19,423	72,056	68,645	19,863

Participation by IIA and UNISEC	(646)	(143)	-	-

	18,777	71,913	68,645	19,863

b.	Marketing, general and administrative expenses:

Salaries and related expenses	622	1,136	3,216	931
Share-based payment	131	141	1,777	514
Professional services	3,338	3,275	3,582	1,036
Rentals, office expenses and maintenance	203	343	323	93
Depreciation	130	65	352	102
Other	455	194	456	132

	4,879	5,154	9,706	2,808

c.	Financial income and expense:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars
Financial income:

Interest income on deposits	18	100	4	1
Exchange differences, net	-	827	-	-
Revaluation of warrants	-	2,009	-	-

	18	2,936	4	1
Financial expenses:

Exchange differences, net	2,871	-	4,373	1,265
Lease holding finance expense	-	-	666	193
Revaluation of warrants	7,969	-	11,400	3,299
Finance expenses in respect of loans from others	-	9,202	14,083	4,075
Finance expenses in respect of government grants	-	4,343	169	49
Bank commissions and other financial expenses	73	51	156	45

	10,913	13,596	30,847	8,926